Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Schedule of currency exchange rates

	For the Years Ended March 31,
	2026	2025
Year-end spot rate	6.8980	7.2567
Average rate	7.1019	7.2163

Schedule of estimated useful lives

Category	Estimated useful lives
Buildings	20 years
Electronic equipment	3-5 years
Office equipment	3-5 years
Motor vehicles	4-6 years

Schedule of disaggregation of revenue

	For the years ended March 31,
	2026	2025
Campus and education services
a. Smart campus infrastructure	$420,296	$2,113,485
b. Education content and learning resources	294,376	2,909,528
c. Examination and assessment services	51,541	665,258
d. AI vocational training and talent development	510,175	153,666
e. Campus operations and student-life services	5,716,733	—
International education & testing	92,189	—
AI application & enterprise solution	396,101	843,450

Total revenues	$7,481,411	$6,685,387

Schedule of revenue from contracts with customers by timing of revenue recognition

	For the years ended March 31,
	2026	2025
Services transferred at a point in time
Revenue from smart campus infrastructure	$396,102	$2,113,485
Revenue from education content and learning resources	294,376	2,875,753
Revenue from examination and assessment services	51,541	522,208
Revenue from campus service direct sales	3,558,899	30,658
Revenue from AI application & enterprise solution - perpetual platform licensing and hardware sales	151,524	—
Services transferred over time
Revenue from smart campus infrastructure	24,194	—
Revenue from education content and learning resources	—	33,775
Revenue from examination and assessment services	—	143,050
Revenue from AI application & enterprise licensing	510,175	153,666
Revenue from campus service integrated campus management services	2,157,834	—
Revenue from International education & testing	92,189	—
Revenue from AI application & enterprise solution - term-based software subscription and equipment leases	244,577	812,792

Total revenues	$7,481,411	$6,685,387

Schedule of deferred revenue

	For the years ended March 31,
	2026	2025
Balance at the beginning of the year	$135,737	$434,717
Additions	73,296	136,497
Revenue recognized	(34,057)	(434,958)
Foreign exchange differences	8,218	(519)
Balance at the end of the year	$183,194	$135,737